Statement of Financial Position of Aegon Ltd. (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables
Cash and cash equivalents	€ 3,469	€ 4,074	€ 3,402
Total assets	327,390	301,581
Shareholders' equity
Share capital	241	265	319
Equity	9,313	9,554	10,935	€ 13,577
Other equity instruments	1,972	1,951
Deferred tax liability	64	57
Defined benefit liabilities	576	669
Other non-current liabilities	194	180
Other current liabilities	6,930	8,210
Total liabilities	318,077	292,026
Total equity and liabilities	327,390	301,581
Aegon Ltd. [member]
Non-current assets
Shares in group companies	8,653	8,536	10,338
Loans to group companies	330	780	1,435
Other non-current assets	40	0
Financial fixed assets	9,023	9,316
Receivables
Receivables from group companies	20	138
Other receivables	106	77
Other current assets	32	48
Accrued interest and rent	4	18
Receivables	162	281
Cash and cash equivalents	1,888	2,304
Total assets	11,073	11,900
Shareholders' equity
Share capital	241	265
Paid-in surplus	6,853	6,853
Revaluation account	(3,696)	(3,760)
Legal reserves – foreign currency translation reserve	999	474
Legal reserves in respect of group companies	1,367	1,134
Retained earnings, including treasury shares	1,835	3,693
Remeasurement of defined benefit plans of group companies	(1,072)	(1,006)
Net result	688	(179)
Equity	7,215	7,475	€ 8,815
Other equity instruments	1,972	1,951
Total equity	9,187	9,426
Deferred tax liability	12	3
Subordinated borrowings	770	1,418
Long-term borrowings	781	745
Defined benefit liabilities	53	0
Other non-current liabilities	26	0
Non-current liabilities	1,629	2,163
Loans from group companies	4	4
Payables to group companies	70	73
Other current liabilities	159	202
Accruals and deferred income	12	30
Current liabilities	245	309
Total liabilities	1,886	2,475
Total equity and liabilities	€ 11,073	€ 11,900